Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Components of Property, Plant and Equipment
Property, plant and equipment consist of the following components:

	31 March
(Millions of US dollars)	2021	2020
Land	$85.2	$79.0
Buildings	512.8	432.5
Machinery and equipment	1,775.5	1,511.4
Construction in progress	91.8	267.6
Property, plant and equipment, at cost	2,465.3	2,290.5
Less accumulated depreciation	(1,093.0)	(948.8)
Property, plant and equipment, Net	$1,372.3	$1,341.7

Summary of Impairment Charges	The following table summarizes the impairment charges:

	Years Ended 31 March
(Millions of US dollars)	2021	2020	2019
North America Fiber Cement	$2.0	$44.0	$3.0
Asia Pacific Fiber Cement	—	15.0	—
Europe Building Products	—	5.5	—
Other Businesses	—	—	6.1
	$2.0	$64.5	$9.1